Short-Term Debts	12 Months Ended
Sep. 30, 2025
Short-Term Debts [Abstract]
SHORT-TERM DEBTS

11. SHORT-TERM DEBTS

As of September 30, 2025 and 2024, the short-term debts were for working capital purposes. Short-term debts consist of the following:

Bank	Annual Interest Rate	Maturity	As of September 30, 2025
N/A	N/A	N/A	—
—

Bank	Annual Interest Rate	Maturity		As of September 30, 2024
Higashi-Nippon Bank	1.55%	12/19/2023	12/25/2024	$32,810
				$32,810

The short-term debts as of September 30, 2024   were primarily obtained from one bank with interest rate 1.55% per annum, the debts was returned in 2025.

The interest expenses were $78, $183 and $543 for the years ended September 30, 2025, 2024 and 2023, respectively.